Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	$ 2,960	$ 2,960
Accumulated Amortization	(837)	(407)
Net Carrying Amount	2,123	2,553
Trade name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	1,060	1,060
Accumulated Amortization	(152)	(74)
Net Carrying Amount	908	986
Customer relationships [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	1,900	1,900
Accumulated Amortization	(685)	(333)
Net Carrying Amount	$ 1,215	$ 1,567